Finance lease receivables	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessor [abstract]
Finance lease receivables	34Finance lease receivables
HSBC leases a variety of assets to third parties under finance leases, including transport assets (such as aircraft), property and general plant and machinery. At the end of lease terms, assets may be sold to third parties or leased for further terms. Rentals are calculated to recover the cost of assets less their residual value, and earn finance income.
The table below excludes finance lease receivables reclassified on the balance sheet to ‘Assets held for sale’ in accordance with IFRS 5. Net investment in finance leases of $1,595m was reclassified to ‘Assets held for sale’ in 2023 as a result of the sale of our banking business in
Canada. There was no net investment in finance leases classified as held-for-sale at 31 December 2024.

	2024			2023
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	2,331	(295)	2,036	2,355	(308)	2,047
One to two years	1,787	(226)	1,561	1,954	(249)	1,705
Two to three years	1,290	(171)	1,119	1,380	(189)	1,191
Three to four years	839	(134)	705	930	(153)	777
Four to five years	766	(147)	619	593	(132)	461
Later than one year and no later than five years	4,682	(678)	4,004	4,857	(723)	4,134
Later than five years	3,518	(639)	2,879	4,116	(838)	3,278
At 31 Dec	10,531	(1,612)	8,919	11,328	(1,869)	9,459